Commitments and Contingencies (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Estimated off-hire days	18 days
Future minimum charter hire receipts [Abstract]
2013	$ 69,408,293
2014	40,476,780
2015	20,848,780
2016	3,705,000
2017	0
Total	$ 134,438,853